Schedule of Restructuring Reserve by Type of Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Restructuring Cost and Reserve [Line Items]
Balance at the beginning of the period	$ 4	$ 3
Utilization	(1)	(4)
Charges		5
Balance at the end of the period	3	4
Reversals
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		(1)
Reclass Or Transfer
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		1
Separation Related Actions
Restructuring Cost and Reserve [Line Items]
Balance at the beginning of the period	1	0
Utilization	0	(1)
Charges		2
Balance at the end of the period	1	1
Separation Related Actions | Reversals
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		0
Separation Related Actions | Reclass Or Transfer
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		0
2011 Program
Restructuring Cost and Reserve [Line Items]
Balance at the beginning of the period	2	2
Utilization	0	(3)
Charges		3
Balance at the end of the period	2	2
2011 Program | Reversals
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		(1)
2011 Program | Reclass Or Transfer
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		1
2009 Program
Restructuring Cost and Reserve [Line Items]
Balance at the beginning of the period	1	1
Utilization	(1)	0
Charges		0
Balance at the end of the period	0	1
2009 Program | Reversals
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		0
2009 Program | Reclass Or Transfer
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		$ 0